Summary of Significant Accounting Policies (Property and Equipment) (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Impairment charges		$ 142,309
Computers [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	4 years	4 years
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	4 years	4 years
Impairment charges		$ 142,309
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	7 years	7 years
Food Service Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	7 years	7 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	7 years	7 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	7 years	7 years